AB Active ETFs, Inc.

AB High Yield ETF

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 79.4%
Industrial – 69.9%
Basic – 4.1%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)	U.S.$	68	$71,225
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		292	185,143
7.50%, 09/30/2029(a)		17	9,305
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		156	150,671
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 07/15/2026(a)		30	26,983
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		6	5,553
6.75%, 03/15/2026(a)		415	418,432
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		130	127,183
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		187	177,082
Domtar Corp. 6.75%, 10/01/2028(a)		52	48,103
Element Solutions, Inc. 3.875%, 09/01/2028(a)		329	298,367
ERP Iron Ore LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		5	1,598
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		367	328,406
5.875%, 04/15/2030(a)		8	7,827
6.125%, 04/15/2032(a)		189	186,730
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		319	282,589
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		12	11,027
3.75%, 02/01/2030(a)		23	20,473
4.75%, 07/15/2027(a)		28	27,148
INEOS Finance PLC 7.50%, 04/15/2029(a)		357	354,326
INEOS Quattro Finance 2 PLC 9.625%, 03/15/2029(a)		214	225,883
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)	EUR	100	99,311
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	151	133,227
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (f)		39	34,749

	Principal Amount (000)		U.S. $ Value

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)	U.S.$	266	$247,643
LABL, Inc. 5.875%, 11/01/2028(a)		273	245,389
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (g)		60	0
Novelis Corp. 3.875%, 08/15/2031(a)		198	167,649
Olympus Water US Holding Corp. 9.75%, 11/15/2028(a)		266	282,856
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		12	10,928
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)		231	224,426
Sealed Air Corp. 5.50%, 09/15/2025(a)		33	32,935
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)		53	52,889
SunCoke Energy, Inc. 4.875%, 06/30/2029(a)		37	33,226
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		166	157,999
5.625%, 08/15/2029(a)		344	301,819

			4,989,100

Capital Goods – 8.1%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (f)	EUR	120	51,112
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)	U.S.$	368	319,332
4.00%, 09/01/2029(a)		200	162,472
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		385	355,913
5.25%, 08/15/2027(a)		400	288,564
Ball Corp. 2.875%, 08/15/2030		740	626,373
3.125%, 09/15/2031		150	126,304
Bombardier, Inc. 6.00%, 02/15/2028(a)		46	44,647
7.50%, 02/01/2029(a)		44	44,631
7.875%, 04/15/2027(a)		115	115,114
8.75%, 11/15/2030(a)		567	594,182
Brand Industrial Services, Inc. 10.375%, 08/01/2030(a)		112	119,329
Calderys Financing LLC 11.25%, 06/01/2028(a)		263	281,584

	Principal Amount (000)		U.S. $ Value

Chart Industries, Inc. 7.50%, 01/01/2030(a)	U.S.$	41	$42,301
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		126	121,837
5.125%, 07/15/2029(a)		11	10,571
6.375%, 02/01/2031(a)		191	189,961
Covanta Holding Corp. 4.875%, 12/01/2029(a)		405	354,995
Crown Americas LLC 5.25%, 04/01/2030		306	294,739
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	21,047
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		384	384,564
EnerSys 4.375%, 12/15/2027(a)		80	75,290
6.625%, 01/15/2032(a)		175	175,612
Enviri Corp. 5.75%, 07/31/2027(a)		151	141,765
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		218	197,554
6.75%, 01/15/2031(a)		49	50,133
Griffon Corp. 5.75%, 03/01/2028		197	190,712
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 02/15/2029(a)		46	47,049
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		3	2,935
LSB Industries, Inc. 6.25%, 10/15/2028(a) (h)		288	272,981
Madison IAQ LLC 4.125%, 06/30/2028(a)		179	163,137
5.875%, 06/30/2029(a)		234	209,084
Maxim Crane Works Holdings Capital LLC 11.50%, 09/01/2028(a)		50	52,093
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		43	39,400
Moog, Inc. 4.25%, 12/15/2027(a)		285	266,883
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		67	60,946
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(a)		60	58,498
Rolls-Royce PLC 3.625%, 10/14/2025(a)		200	193,514
Spirit AeroSystems, Inc. 4.60%, 06/15/2028		296	259,841
Stericycle, Inc. 3.875%, 01/15/2029(a)		323	292,011

	Principal Amount (000)		U.S. $ Value

Summit Materials LLC/Summit Materials Finance Corp. 7.25%, 01/15/2031(a)	U.S.$	36	$37,314
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)		200	192,072
TransDigm, Inc. 4.625%, 01/15/2029		150	137,586
4.875%, 05/01/2029		355	325,695
6.375%, 03/01/2029(a)		117	117,584
6.75%, 08/15/2028(a)		505	511,252
6.875%, 12/15/2030(a)		150	151,978
7.125%, 12/01/2031(a)		202	207,361
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		85	87,998
Triumph Group, Inc. 7.75%, 08/15/2025		23	23,000
9.00%, 03/15/2028(a)		345	360,425
WESCO Distribution, Inc. 6.375%, 03/15/2029(a)		106	106,134
6.625%, 03/15/2032(a)		108	108,084
7.125%, 06/15/2025(a)		14	14,038
7.25%, 06/15/2028(a)		120	122,719

			9,802,250

Communications - Media – 8.5%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		106	98,669
Altice Financing SA 5.00%, 01/15/2028(a)		228	201,780
5.75%, 08/15/2029(a)		415	356,780
AMC Networks, Inc. 4.25%, 02/15/2029		300	194,136
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		389	332,420
Banijay Entertainment SASU 8.125%, 05/01/2029(a)		246	254,376
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		50	40,202
4.25%, 01/15/2034(a)		392	293,165
4.50%, 08/15/2030(a)		235	194,932
4.50%, 05/01/2032		691	546,021
4.50%, 06/01/2033(a)		244	187,770
4.75%, 03/01/2030(a)		40	34,033
4.75%, 02/01/2032(a)		390	314,843
5.00%, 02/01/2028(a)		193	178,263
5.125%, 05/01/2027(a)		295	278,819
6.375%, 09/01/2029(a)		66	62,019
7.375%, 03/01/2031(a)		169	163,671
Clear Channel Outdoor Holdings 9.00%, 09/15/2028(a)		145	151,222

	Principal Amount (000)		U.S. $ Value

Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)	U.S.$	239	$223,525
CSC Holdings LLC 4.50%, 11/15/2031(a)		333	246,939
4.625%, 12/01/2030(a)		215	119,738
5.50%, 04/15/2027(a)		356	319,546
6.50%, 02/01/2029(a)		307	267,400
7.50%, 04/01/2028(a)		200	142,138
11.25%, 05/15/2028(a)		209	215,661
DISH DBS Corp. 5.25%, 12/01/2026(a)		503	401,726
5.75%, 12/01/2028(a)		263	182,125
5.875%, 11/15/2024		86	81,265
7.375%, 07/01/2028		71	34,491
7.75%, 07/01/2026		239	150,312
DISH Network Corp. 3.375%, 08/15/2026(i)		27	15,959
Gray Television, Inc. 4.75%, 10/15/2030(a)		125	80,545
5.375%, 11/15/2031(a)		35	22,663
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		118	84,868
Lamar Media Corp. 4.875%, 01/15/2029		8	7,612
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		400	336,088
6.75%, 10/15/2027(a)		200	188,988
Lions Gate Capital Holdings LLC 5.50%, 04/15/2029(a)		54	40,833
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		349	326,664
National CineMedia LLC 5.75%, 08/15/2026(c) (d) (e) (j)		21	0
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		11	9,806
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		214	168,531
Scripps Escrow II, Inc. 3.875%, 01/15/2029(a)		246	192,298
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		130	93,633
5.50%, 03/01/2030(a)		118	85,315
TEGNA, Inc. 4.625%, 03/15/2028		172	155,374
5.00%, 09/15/2029		176	154,933
Townsquare Media, Inc. 6.875%, 02/01/2026(a)		43	41,549
Univision Communications, Inc. 4.50%, 05/01/2029(a)		254	222,451
6.625%, 06/01/2027(a)		100	96,945
7.375%, 06/30/2030(a)		332	320,652
8.00%, 08/15/2028(a)		78	78,400

	Principal Amount (000)		U.S. $ Value

Urban One, Inc. 7.375%, 02/01/2028(a)	U.S.$	293	$251,933
Virgin Media Finance PLC 5.00%, 07/15/2030(a)		400	345,104
VZ Secured Financing BV 5.00%, 01/15/2032(a)		318	272,148
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		400	342,116

			10,203,395

Communications - Telecommunications – 1.8%
Altice France Holding SA 10.50%, 05/15/2027(a)		252	163,747
Altice France SA/France 3.375%, 01/15/2028(a)	EUR	245	215,373
5.125%, 07/15/2029(a)	U.S.$	224	169,181
5.50%, 01/15/2028(a)		200	163,064
5.50%, 10/15/2029(a)		324	245,411
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		94	80,933
Embarq Corp. 7.995%, 06/01/2036		61	34,524
Frontier Communications Holdings LLC 8.75%, 05/15/2030(a)		69	70,367
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)		180	73,994
4.25%, 07/01/2028(a)		134	63,793
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	142	150,835
Telecom Italia Capital SA 7.721%, 06/04/2038	U.S.$	188	192,198
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		185	157,455
4.75%, 07/15/2031(a)		397	343,219

			2,124,094

Consumer Cyclical - Automotive – 2.4%
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		90	77,859
5.875%, 06/01/2029(a)		184	181,479
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		157	136,073
6.875%, 07/01/2028		86	83,054
Dana, Inc. 4.25%, 09/01/2030		20	17,266
Exide Technologies 11.00%, 10/31/2024(c) (d) (e) (g) (j)		45	0
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		161	145,589
5.625%, 04/30/2033		578	516,859

	Principal Amount (000)		U.S. $ Value

IHO Verwaltungs GmbH 4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (f)	U.S.$	201	$195,189
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (f)		200	197,190
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)		200	196,918
JB Poindexter & Co., Inc. 8.75%, 12/15/2031(a)		56	57,402
Mclaren Finance PLC 7.50%, 08/01/2026(a)		200	174,710
PM General Purchaser LLC 9.50%, 10/01/2028(a)		90	91,138
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		130	113,083
Tenneco, Inc. 8.00%, 11/17/2028(a)		252	229,713
Titan International, Inc. 7.00%, 04/30/2028		19	18,800
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)		300	295,401
7.125%, 04/14/2030(a)		158	164,269

			2,891,992

Consumer Cyclical - Entertainment – 4.3%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		341	313,747
Carnival Corp. 4.00%, 08/01/2028(a)		584	538,693
5.75%, 03/01/2027(a)		295	291,422
7.00%, 08/15/2029(a)		203	210,688
10.50%, 06/01/2030(a)		135	147,230
Cedar Fair LP 5.25%, 07/15/2029		25	23,596
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		216	213,713
5.50%, 05/01/2025(a)		63	62,798
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		360	336,924
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		41	41,125
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)		219	219,081
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		110	108,156
5.875%, 03/15/2026(a)		188	183,573
5.875%, 02/15/2027(a)		8	7,904
7.75%, 02/15/2029(a)		151	154,731
8.125%, 01/15/2029(a)		98	103,253
8.375%, 02/01/2028(a)		98	102,940

	Principal Amount (000)		U.S. $ Value

NCL Finance Ltd. 6.125%, 03/15/2028(a)	U.S.$	83	$80,973
Royal Caribbean Cruises Ltd. 3.70%, 03/15/2028		248	228,725
4.25%, 07/01/2026(a)		152	146,530
5.375%, 07/15/2027(a)		234	229,774
5.50%, 08/31/2026(a)		139	137,468
5.50%, 04/01/2028(a)		173	170,275
9.25%, 01/15/2029(a)		82	88,206
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		318	296,570
8.75%, 05/01/2025(a)		33	33,147
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)		135	135,845
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		28	28,081
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		24	23,500
7.00%, 02/15/2029(a)		50	50,052
9.125%, 07/15/2031(a)		283	306,780
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		29	28,121
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		191	182,837

			5,226,458

Consumer Cyclical - Other – 5.0%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		14	13,977
Affinity Interactive 6.875%, 12/15/2027(a)		54	49,780
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028(a)		36	37,737
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		347	337,169
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		158	139,130
5.00%, 03/01/2030(a)		158	149,120
6.375%, 06/15/2032(a)		115	115,130
Caesars Entertainment, Inc. 6.50%, 02/15/2032(a)		104	104,792
8.125%, 07/01/2027(a)		50	51,297
Century Communities, Inc. 3.875%, 08/15/2029(a)		100	88,284
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		269	254,404
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	220	241,016
Forestar Group, Inc. 3.85%, 05/15/2026(a)	U.S.$	41	39,000

	Principal Amount (000)		U.S. $ Value

Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)	U.S.$	709	$605,685
3.75%, 05/01/2029(a)		160	145,701
4.875%, 01/15/2030		17	16,166
5.75%, 05/01/2028(a)		11	10,973
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		423	373,298
5.00%, 06/01/2029(a)		49	45,419
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		70	68,776
Light & Wonder International, Inc. 7.00%, 05/15/2028(a)		9	9,049
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		469	425,383
Mattamy Group Corp. 4.625%, 03/01/2030(a)		387	347,375
MGM Resorts International 4.75%, 10/15/2028		322	302,197
5.50%, 04/15/2027		161	158,092
6.75%, 05/01/2025		90	90,099
Mohegan Tribal Gaming Authority 8.00%, 02/01/2026(a)		155	145,948
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)		20	14,398
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		20	18,792
Standard Industries, Inc./NJ 4.75%, 01/15/2028(a)		60	56,638
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		16	15,904
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		103	97,272
5.75%, 01/15/2028(a)		8	7,891
5.875%, 06/15/2027(a)		252	251,330
Thor Industries, Inc. 4.00%, 10/15/2029(a)		278	246,102
Travel + Leisure Co. 4.50%, 12/01/2029(a)		104	95,388
4.625%, 03/01/2030(a)		12	10,833
6.625%, 07/31/2026(a)		278	280,858
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		308	286,117
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		184	179,670

	Principal Amount (000)		U.S. $ Value

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)	U.S.$	86	$81,193

			6,007,383

Consumer Cyclical - Restaurants – 0.9%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		171	154,206
4.00%, 10/15/2030(a)		30	26,358
4.375%, 01/15/2028(a)		348	326,560
5.75%, 04/15/2025(a)		124	123,639
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/2029(a)		191	173,411
IRB Holding Corp. 7.00%, 06/15/2025(a)		5	5,005
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		22	19,497
Raising Cane’s Restaurants LLC 9.375%, 05/01/2029(a)		240	255,461

			1,084,137

Consumer Cyclical - Retailers – 5.1%
Arko Corp. 5.125%, 11/15/2029(a)		99	85,803
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		406	370,020
5.00%, 02/15/2032(a)		79	70,299
Bath & Body Works, Inc. 6.75%, 07/01/2036		373	367,360
6.875%, 11/01/2035		285	285,034
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (f)		28	26,864
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)		302	303,697
Carvana Co. 5.50%, 04/15/2027(a)		39	30,578
12.00%, 12/01/2028(a) (f) (h)		152	146,396
eG Global Finance PLC 12.00%, 11/30/2028(a)		204	215,479
FirstCash, Inc. 4.625%, 09/01/2028(a)		148	136,953
5.625%, 01/01/2030(a)		175	165,791
6.875%, 03/01/2032(a)		49	48,556
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		29	25,523
Gap, Inc. (The) 3.875%, 10/01/2031(a)		50	40,247
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		288	274,190
8.75%, 01/15/2032(a)		88	83,347

	Principal Amount (000)		U.S. $ Value

Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)	U.S.$	276	$252,167
Hanesbrands, Inc. 9.00%, 02/15/2031(a)		300	300,738
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		72	64,813
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		330	296,581
8.25%, 08/01/2031(a)		111	113,643
Levi Strauss & Co. 3.50%, 03/01/2031(a)		86	74,553
Lithia Motors, Inc. 3.875%, 06/01/2029(a)		150	133,847
Michaels Cos., Inc. (The) 7.875%, 05/01/2029(a)		58	37,478
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		342	293,224
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		168	164,790
Penske Automotive Group, Inc. 3.75%, 06/15/2029		89	78,761
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		515	508,815
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		115	101,626
4.875%, 11/15/2031(a)		238	204,590
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		187	184,001
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		19	17,720
Staples, Inc. 7.50%, 04/15/2026(a)		206	197,776
10.75%, 04/15/2027(a)		61	54,541
White Cap Buyer LLC 6.875%, 10/15/2028(a)		342	334,271
William Carter Co. (The) 5.625%, 03/15/2027(a)		45	44,303
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		68	54,503

			6,188,878

Consumer Non-Cyclical – 8.5%
ACCO Brands Corp. 4.25%, 03/15/2029(a)		50	44,324
AdaptHealth LLC 4.625%, 08/01/2029(a)		206	171,501
5.125%, 03/01/2030(a)		239	199,909

	Principal Amount (000)		U.S. $ Value

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(a)	U.S.$	40	$38,032
3.50%, 03/15/2029(a)		346	308,113
4.625%, 01/15/2027(a)		151	145,546
6.50%, 02/15/2028(a)		290	291,839
Amer Sports Co. 6.75%, 02/16/2031(a)		342	340,485
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028(a)		249	260,541
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	33,500
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		196	111,422
6.25%, 02/15/2029(a)		31	14,242
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		20	15,224
5.25%, 05/15/2030(a)		840	670,555
5.625%, 03/15/2027(a)		266	243,323
6.00%, 01/15/2029(a)		14	12,058
6.875%, 04/01/2028(a)		51	32,664
6.875%, 04/15/2029(a)		126	81,067
8.00%, 03/15/2026(a)		22	21,787
DaVita, Inc. 3.75%, 02/15/2031(a)		165	135,364
4.625%, 06/01/2030(a)		545	479,311
Elanco Animal Health, Inc. 6.65%, 08/28/2028		257	260,313
Embecta Corp. 5.00%, 02/15/2030(a)		409	325,818
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		122	50,229
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		61	62,380
Grifols SA 4.75%, 10/15/2028(a)		403	333,942
Hologic, Inc. 3.25%, 02/15/2029(a)		116	103,438
IQVIA, Inc. 6.50%, 05/15/2030(a)		200	202,876
Jazz Securities DAC 4.375%, 01/15/2029(a)		200	184,174
Kedrion SpA 6.50%, 09/01/2029(a)		200	180,000
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/2029(a)		80	80,278
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		150	145,272
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		156	141,129
4.875%, 05/15/2028(a)		17	16,464

	Principal Amount (000)		U.S. $ Value

Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)	U.S.$	421	$392,060
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		212	168,928
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028(a)		78	85,012
Medline Borrower LP 3.875%, 04/01/2029(a)		398	356,771
5.25%, 10/01/2029(a)		425	393,006
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		284	209,368
ModivCare, Inc. 5.875%, 11/15/2025(a)		74	72,260
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		82	87,237
Newell Brands, Inc. 5.20%, 04/01/2026(h)		91	88,346
6.375%, 09/15/2027		8	7,771
6.50%, 04/01/2046(h)		27	21,575
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		400	365,684
5.125%, 04/30/2031(a)		249	213,156
Owens & Minor, Inc. 6.625%, 04/01/2030(a)		154	148,933
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		84	76,264
Perrigo Finance Unlimited Co. 4.65%, 06/15/2030		219	196,660
Post Holdings, Inc. 5.50%, 12/15/2029(a)		150	143,236
5.75%, 03/01/2027(a)		14	14,134
6.25%, 02/15/2032(a)		136	136,683
Prime Healthcare Services, Inc. 7.25%, 11/01/2025(a)		50	49,880
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		197	178,839
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		24	24,015
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625%, 03/01/2029(a)		65	57,041
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		109	103,536
Star Parent, Inc. 9.00%, 10/01/2030(a)		84	88,594
Teleflex, Inc. 4.625%, 11/15/2027		84	80,212
Tenet Healthcare Corp. 5.125%, 11/01/2027		156	152,765

	Principal Amount (000)		U.S. $ Value

Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)	U.S.$	222	$194,619
United Natural Foods, Inc. 6.75%, 10/15/2028(a)		34	28,306
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		342	309,575
US Foods, Inc. 4.75%, 02/15/2029(a)		89	83,524
6.875%, 09/15/2028(a)		8	8,146

			10,273,256

Energy – 9.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		9	8,565
5.75%, 03/01/2027(a)		8	7,826
5.75%, 01/15/2028(a)		11	10,783
Berry Petroleum Co., LLC 7.00%, 02/15/2026(a)		63	61,841
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		23	23,209
Buckeye Partners LP 3.95%, 12/01/2026		160	151,301
4.125%, 03/01/2025(a)		10	9,831
4.125%, 12/01/2027		87	80,948
5.85%, 11/15/2043		85	70,065
Callon Petroleum Co. 7.50%, 06/15/2030(a)		111	116,988
8.00%, 08/01/2028(a)		80	83,539
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		16	16,103
7.00%, 06/15/2025(a)		50	49,917
8.375%, 01/15/2029(a)		227	238,271
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		58	56,306
8.375%, 07/01/2028(a)		411	430,099
8.75%, 07/01/2031(a)		93	98,995
CNX Resources Corp. 6.00%, 01/15/2029(a)		47	45,345
7.25%, 03/01/2032(a)		140	139,612
7.375%, 01/15/2031(a)		11	11,097
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		58	53,500
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		89	88,676
9.25%, 02/15/2028(a)		100	104,695
CVR Energy, Inc. 8.50%, 01/15/2029(a)		160	160,998
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		86	85,880

	Principal Amount (000)			U.S. $ Value

EnLink Midstream Partners LP Series C 9.756% (CME Term SOFR 3 Month + 4.37%), 04/01/2024(k) (l)	U.S.$	102		$99,523
EQM Midstream Partners LP 4.125%, 12/01/2026		51		48,882
4.50%, 01/15/2029(a)		74		69,266
4.75%, 01/15/2031(a)		226		210,320
5.50%, 07/15/2028		26		25,491
6.50%, 07/15/2048		125		126,875
7.50%, 06/01/2027(a)		311		318,209
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		7		6,936
7.75%, 02/01/2028		28		28,006
8.00%, 01/15/2027		174		175,237
8.25%, 01/15/2029		138		140,245
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		208		205,024
7.00%, 08/01/2027		21		21,019
Gulfport Energy Corp. 8.00%, 05/17/2026(a)		29		29,403
8.00%, 05/17/2026		0	**	170
Hess Midstream Operations LP 5.125%, 06/15/2028(a)		125		120,173
5.625%, 02/15/2026(a)		130		128,432
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		131		127,538
6.00%, 04/15/2030(a)		81		78,756
6.00%, 02/01/2031(a)		9		8,695
6.25%, 04/15/2032(a)		43		41,806
8.375%, 11/01/2033(a)		74		79,482
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		58		61,363
ITT Holdings LLC 6.50%, 08/01/2029(a)		352		314,164
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		41		41,826
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		230		228,921
10.50%, 05/15/2027(a)		48		49,200
Murphy Oil Corp. 5.875%, 12/01/2042		20		17,594
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		27		26,611
7.50%, 01/15/2028(a)		13		11,959
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		55		54,783
9.125%, 01/31/2030(a)		78		79,927
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		129		124,352
6.75%, 09/15/2025(a)		377		375,096

	Principal Amount (000)		U.S. $ Value

NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)	U.S.$	546	$551,296
8.375%, 02/15/2032(a)		185	188,008
NuStar Logistics LP 5.625%, 04/28/2027		74	73,133
5.75%, 10/01/2025		8	7,947
6.00%, 06/01/2026		202	200,146
6.375%, 10/01/2030		168	168,548
Parkland Corp. 5.875%, 07/15/2027(a)		189	185,632
PBF Holding Co., LLC/PBF Finance Corp. 6.00%, 02/15/2028		122	118,769
7.875%, 09/15/2030(a)		234	239,118
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		40	39,100
9.875%, 07/15/2031(a)		30	33,247
Rockies Express Pipeline LLC 4.95%, 07/15/2029(a)		184	172,104
Southwestern Energy Co. 5.70%, 01/23/2025		32	31,824
8.375%, 09/15/2028		10	10,387
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a)		322	320,071
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		185	170,890
4.50%, 04/30/2030		257	234,253
5.875%, 03/15/2028		16	15,831
7.00%, 09/15/2028(a)		120	122,856
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 01/15/2028(a)		16	15,198
6.00%, 03/01/2027(a)		110	108,545
6.00%, 12/31/2030(a)		65	60,501
6.00%, 09/01/2031(a)		7	6,439
Talos Production, Inc. 9.00%, 02/01/2029(a)		55	56,214
9.375%, 02/01/2031(a)		66	68,126
TerraForm Power Operating LLC 5.00%, 01/31/2028(a)		121	114,905
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		112	114,077
Transocean, Inc. 8.75%, 02/15/2030(a)		132	136,256
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		173	155,266
3.875%, 11/01/2033(a)		104	87,262
4.125%, 08/15/2031(a)		180	158,015
6.25%, 01/15/2030(a)		186	185,965
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		205	208,399
8.375%, 06/01/2031(a)		175	177,034

	Principal Amount (000)		U.S. $ Value

9.50%, 02/01/2029(a)	U.S.$	304	$324,158
9.875%, 02/01/2032(a)		490	515,818

			11,055,012

Other Industrial – 0.9%
AECOM 5.125%, 03/15/2027		159	155,715
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		308	287,315
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	153	150,577
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)	U.S.$	255	254,069
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)		64	65,496
7.75%, 03/15/2031(a)		52	54,635
Verde Purchaser LLC 10.50%, 11/30/2030(a)		57	59,587

			1,027,394

Services – 4.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(a)		51	50,814
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		798	707,766
4.875%, 06/01/2028(a)	GBP	100	110,983
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	304	261,349
Aptim Corp. 7.75%, 06/15/2025(a)		20	19,341
APX Group, Inc. 5.75%, 07/15/2029(a)		115	109,293
6.75%, 02/15/2027(a)		252	252,423
Aramark Services, Inc. 5.00%, 02/01/2028(a)		172	165,024
Block, Inc. 2.75%, 06/01/2026		118	110,175
3.50%, 06/01/2031		100	85,345
Brink’s Co. (The) 4.625%, 10/15/2027(a)		96	90,666
Cars.com, Inc. 6.375%, 11/01/2028(a)		125	121,021
EquipmentShare.com, Inc. 9.00%, 05/15/2028(a)		87	89,499
Garda World Security Corp. 4.625%, 02/15/2027(a)		372	355,535
6.00%, 06/01/2029(a)		17	14,873
9.50%, 11/01/2027(a)		71	71,260

	Principal Amount (000)		U.S. $ Value

GrubHub Holdings, Inc. 5.50%, 07/01/2027(a)	U.S.$	28	$24,416
Match Group Holdings II LLC 5.00%, 12/15/2027(a)		180	171,832
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		134	79,954
Monitronics International, Inc. 9.125%, 04/01/2020(b) (c) (d) (e) (j)		14	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		318	277,471
5.75%, 11/01/2028(a)		224	178,633
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		501	471,361
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		190	174,057
6.25%, 01/15/2028(a)		269	265,395
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	236	238,453
Service Corp. International/US 3.375%, 08/15/2030	U.S.$	95	81,580
Sotheby’s 7.375%, 10/15/2027(a)		186	178,813
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		137	137,293
Wand NewCo 3, Inc. 7.625%, 01/30/2032(a)		100	102,866
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		178	172,785
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		305	268,659

			5,438,935

Technology – 4.1%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		37	32,954
ASGN, Inc. 4.625%, 05/15/2028(a)		43	40,324
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		42	37,638
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		44	44,043
Cloud Software Group, Inc. 6.50%, 03/31/2029(a)		682	635,167
CommScope, Inc. 4.75%, 09/01/2029(a)		101	69,175
6.00%, 03/01/2026(a)		363	326,700
8.25%, 03/01/2027(a)		29	12,683
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)		72	64,341
Elastic NV 4.125%, 07/15/2029(a)		17	15,286

	Principal Amount (000)		U.S. $ Value

Gen Digital, Inc. 6.75%, 09/30/2027(a)	U.S.$	498	$501,013
GoTo Group, Inc. 5.50%, 05/01/2028(a)		114	80,599
Imola Merger Corp. 4.75%, 05/15/2029(a)		196	181,661
Ncr Atleos Corp. 9.50%, 04/01/2029(a)		114	121,093
NCR Voyix Corp. 5.00%, 10/01/2028(a)		86	79,812
5.125%, 04/15/2029(a)		209	193,350
5.25%, 10/01/2030(a)		121	109,394
Open Text Corp. 3.875%, 02/15/2028(a)		50	45,981
Open Text Holdings, Inc. 4.125%, 02/15/2030(a)		76	67,141
Playtika Holding Corp. 4.25%, 03/15/2029(a)		316	269,782
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		133	127,776
8.25%, 02/01/2028(a)		250	246,417
PTC, Inc. 4.00%, 02/15/2028(a)		99	92,293
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		341	137,338
5.375%, 12/01/2028(a)		109	32,055
Science Applications International Corp. 4.875%, 04/01/2028(a)		15	14,278
Seagate HDD Cayman 4.091%, 06/01/2029		252	230,008
8.25%, 12/15/2029(a)		76	81,303
8.50%, 07/15/2031(a)		149	160,901
9.625%, 12/01/2032		41	46,337
Sensata Technologies BV 4.00%, 04/15/2029(a)		179	162,525
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		102	87,211
Twilio, Inc. 3.625%, 03/15/2029		26	23,169
3.875%, 03/15/2031		77	67,046
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		190	174,249
Virtusa Corp. 7.125%, 12/15/2028(a)		37	32,830
Western Digital Corp. 4.75%, 02/15/2026		340	332,581

			4,976,454

Transportation - Airlines – 0.8%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		38	37,072

	Principal Amount (000)		U.S. $ Value

American Airlines, Inc. 7.25%, 02/15/2028(a)	U.S.$	9	$9,076
8.50%, 05/15/2029(a)		132	138,740
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		214	211,659
5.75%, 04/20/2029(a)		166	162,083
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		338	318,308
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		162	116,451

			993,389

Transportation - Services – 1.7%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(a)		217	214,463
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		151	136,708
5.375%, 03/01/2029(a)		95	86,500
5.75%, 07/15/2027(a)		22	20,959
8.00%, 02/15/2031(a)		244	235,738
GN Bondco LLC 9.50%, 10/15/2031(a)		71	70,284
Hertz Corp. (The) 4.625%, 12/01/2026(a)		197	174,453
5.00%, 12/01/2029(a)		320	245,373
Mundys SpA 1.875%, 02/12/2028(a)	EUR	153	151,113
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	311	285,962
Rand Parent LLC 8.50%, 02/15/2030(a)		75	72,826
United Rentals North America, Inc. 4.00%, 07/15/2030		139	125,638
4.875%, 01/15/2028		167	161,145
XPO, Inc. 7.125%, 02/01/2032(a)		79	80,254

			2,061,416

			84,343,543

Financial Institutions – 7.7%
Banking – 0.7%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(l)		28	22,056
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)		15	15,079
9.75%, 03/15/2029(a)		323	330,484

	Principal Amount (000)		U.S. $ Value

Credit Acceptance Corp. 9.25%, 12/15/2028(a)	U.S.$	87	$92,025
Freedom Mortgage Corp. 12.00%, 10/01/2028(a)		177	191,786
Societe Generale SA 8.00%, 09/29/2025(a) (l)		3	3,007
UniCredit SpA 5.861%, 06/19/2032(a)		200	193,424

			847,861

Brokerage – 0.6%
AG Issuer LLC 6.25%, 03/01/2028(a)		81	78,559
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		199	204,902
Aretec Group, Inc. 10.00%, 08/15/2030(a)		198	215,626
Hightower Holding LLC 6.75%, 04/15/2029(a)		11	10,335
NFP Corp. 6.875%, 08/15/2028(a)		171	174,006
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		87	90,261

			773,689

Finance – 2.3%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		98	93,110
CNG Holdings, Inc. 14.50%, 06/30/2026(a)		29	24,070
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		55	51,700
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		214	59,130
Enova International, Inc. 8.50%, 09/15/2025(a)		131	130,491
11.25%, 12/15/2028(a)		119	125,234
Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(a)		62	62,973
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		123	125,177
8.00%, 02/15/2027(a)		73	75,058
8.00%, 06/15/2028(a)		153	158,384
goeasy Ltd. 7.625%, 07/01/2029(a)		152	151,930
9.25%, 12/01/2028(a)		98	104,026
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		400	360,108
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		202	185,169

	Principal Amount (000)		U.S. $ Value

Navient Corp. 4.875%, 03/15/2028	U.S.$	140	$127,812
5.625%, 08/01/2033		560	456,590
9.375%, 07/25/2030		87	90,937
SLM Corp. 3.125%, 11/02/2026		89	81,992
4.20%, 10/29/2025		190	184,311
Synchrony Financial 7.25%, 02/02/2033		77	75,063

			2,723,265

Insurance – 2.0%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		214	189,831
6.00%, 08/01/2029(a)		162	145,931
8.25%, 02/01/2029(a)		109	107,713
10.125%, 08/01/2026(a)		40	41,609
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 4.25%, 10/15/2027(a)		100	92,586
6.75%, 04/15/2028(a)		479	475,834
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		72	72,033
Ardonagh Finco Ltd. 7.75%, 02/15/2031(a)		350	346,013
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)		200	200,210
HUB International Ltd. 7.25%, 06/15/2030(a)		272	277,764
7.375%, 01/31/2032(a)		79	79,328
Jones Deslauriers Insurance Management, Inc. 8.50%, 03/15/2030(a)		327	341,339

			2,370,191

Other Finance – 0.4%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		151	141,927
Coinbase Global, Inc.
3.375%, 10/01/2028(a)		256	215,585
3.625%, 10/01/2031(a)		209	163,434

			520,946

REITs – 1.7%
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)	EUR	111	117,595
Agps Bondco PLC 5.50%, 11/13/2026(a) (h)		100	42,561
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	262	230,715
5.75%, 05/15/2026(a)		2	1,930

	Principal Amount (000)		U.S. $ Value

Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a) (h)	U.S.$	146	$149,355
Howard Hughes Corp. (The) 4.375%, 02/01/2031(a)		187	159,793
Iron Mountain Information Management Services, Inc. 5.00%, 07/15/2032(a)		333	297,542
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		323	285,939
4.875%, 09/15/2027(a)		17	16,307
4.875%, 09/15/2029(a)		189	175,779
5.25%, 07/15/2030(a)		33	30,884
Kennedy-Wilson, Inc. 4.75%, 02/01/2030		158	125,046
Office Properties Income Trust 3.45%, 10/15/2031		45	18,685
Service Properties Trust 7.50%, 09/15/2025		247	250,142
8.625%, 11/15/2031(a)		94	99,412
Vivion Investments SARL 3.00%, 08/08/2024(a)	EUR	100	103,231

			2,104,916

			9,340,868

Utility – 1.8%
Electric – 1.5%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	100	94,354
5.125%, 03/15/2028(a)		96	91,080
NextEra Energy Operating Partners LP 3.875%, 10/15/2026(a)		123	115,111
7.25%, 01/15/2029(a)		51	51,873
NRG Energy, Inc. 3.375%, 02/15/2029(a)		387	338,164
3.625%, 02/15/2031(a)		162	136,268
3.875%, 02/15/2032(a)		19	15,955
5.25%, 06/15/2029(a)		8	7,585
10.25%, 03/15/2028(a) (l)		47	49,823
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 08/15/2028(a)		63	57,830
Talen Energy Supply LLC 8.625%, 06/01/2030(a)		102	107,661
Vistra Corp. 7.00%, 12/15/2026(a) (l)		28	27,082
8.00%, 10/15/2026(a) (l)		29	29,001
Vistra Operations Co., LLC 4.375%, 05/01/2029(a)		112	102,294
5.00%, 07/31/2027(a)		102	97,814

	Principal Amount (000)		U.S. $ Value

5.50%, 09/01/2026(a)	U.S.$	78	$76,809
5.625%, 02/15/2027(a)		208	202,871
7.75%, 10/15/2031(a)		236	244,201

			1,845,776

Natural Gas – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		178	168,288
9.375%, 06/01/2028(a)		130	131,971

			300,259

			2,146,035

Total Corporates - Non-Investment Grade (cost $97,390,261)			95,830,446

CORPORATES - INVESTMENT GRADE – 15.3%
Industrial – 8.6%
Basic – 0.6%
Celanese US Holdings LLC 6.35%, 11/15/2028		39	40,144
6.55%, 11/15/2030		92	95,472
Glencore Funding LLC 5.70%, 05/08/2033(a)		139	140,323
6.50%, 10/06/2033(a)		119	126,956
Olin Corp. 5.125%, 09/15/2027		228	221,144
5.625%, 08/01/2029		135	132,256

			756,295

Capital Goods – 0.0%
Howmet Aerospace, Inc. 5.90%, 02/01/2027		4	4,039
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		27	27,473

			31,512

Communications - Media – 0.8%
DirecTV Financing LLC 8.875%, 02/01/2030(a)		230	231,615
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		477	450,550
Discovery Communications LLC 4.125%, 05/15/2029		12	11,089
Paramount Global 6.875%, 04/30/2036		170	155,970
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		65	57,365

			906,589

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.4%
Sprint Capital Corp. 8.75%, 03/15/2032	U.S.$	357	$431,402

Consumer Cyclical - Automotive – 1.8%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		309	314,899
Ford Motor Co. 3.25%, 02/12/2032		103	84,552
6.10%, 08/19/2032		27	26,926
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		400	371,344
4.95%, 05/28/2027		200	194,434
General Motors Financial Co., Inc. 2.35%, 01/08/2031		44	35,858
2.70%, 06/10/2031		147	120,953
3.60%, 06/21/2030		21	18,833
5.75%, 02/08/2031		194	193,443
6.40%, 01/09/2033		131	136,038
Harley-Davidson Financial Services, Inc. 6.50%, 03/10/2028(a)		275	282,106
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)		14	12,606
2.75%, 03/09/2028(a)		183	160,985
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		200	184,196

			2,137,173

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.375%, 04/01/2026(a)		78	74,052
5.875%, 12/15/2027(a)		66	65,904
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(a)		105	111,414

			251,370

Consumer Cyclical - Other – 1.1%
International Game Technology PLC 4.125%, 04/15/2026(a)		200	193,646
6.25%, 01/15/2027(a)		407	408,848
Las Vegas Sands Corp. 2.90%, 06/25/2025		63	60,227
3.50%, 08/18/2026		168	157,957
3.90%, 08/08/2029		140	126,690
MDC Holdings, Inc. 6.00%, 01/15/2043		86	85,700
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		300	270,702

			1,303,770

Consumer Cyclical - Retailers – 0.3%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		149	139,687

	Principal Amount (000)		U.S. $ Value

Tapestry, Inc. 7.70%, 11/27/2030	U.S.$	134	$142,352
7.85%, 11/27/2033		37	40,033

			322,072

Consumer Non-Cyclical – 0.8%
BAT Capital Corp. 6.00%, 02/20/2034		118	116,853
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		42	38,022
4.00%, 03/15/2031(a)		203	178,995
4.25%, 05/01/2028(a)		141	132,271
HCA, Inc. 5.45%, 04/01/2031		80	79,626
IQVIA, Inc. 6.25%, 02/01/2029		57	58,644
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(a)		135	139,011
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		148	123,685
6.875%, 05/15/2034		143	150,562

			1,017,669

Energy – 1.8%
Antero Resources Corp. 5.375%, 03/01/2030(a)		180	171,689
7.625%, 02/01/2029(a)		3	3,091
Apache Corp. 5.10%, 09/01/2040		326	272,830
Columbia Pipelines Operating Co., LLC 5.927%, 08/15/2030(a)		24	24,445
6.036%, 11/15/2033(a)		33	33,897
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		14	11,243
4.90%, 06/01/2044		16	12,970
5.75%, 01/15/2031(a)		16	15,686
EnLink Midstream LLC 5.625%, 01/15/2028(a)		229	225,547
6.50%, 09/01/2030(a)		181	185,574
EnLink Midstream Partners LP 4.85%, 07/15/2026		325	317,610
5.60%, 04/01/2044		74	67,012
EQT Corp. 3.90%, 10/01/2027		118	111,781
5.75%, 02/01/2034		57	56,065
Marathon Oil Corp. 6.80%, 03/15/2032		34	36,240
Occidental Petroleum Corp. 8.875%, 07/15/2030		42	48,550
ONEOK, Inc. 6.05%, 09/01/2033		68	70,066
Ovintiv, Inc. 6.25%, 07/15/2033		66	67,860
6.50%, 02/01/2038		30	30,716

	Principal Amount (000)		U.S. $ Value

Var Energi ASA 7.50%, 01/15/2028(a)	U.S.$	200	$211,182
8.00%, 11/15/2032(a)		200	223,388
Western Midstream Operating LP 3.95%, 06/01/2025		26	25,407

			2,222,849

Other Industrial – 0.1%
LKQ Corp. 6.25%, 06/15/2033		72	74,009

Services – 0.2%
GTCR W-2 Merger Sub LLC 7.50%, 01/15/2031(a)		246	256,539

Technology – 0.0%
Western Digital Corp. 2.85%, 02/01/2029		14	11,797

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		45	43,965
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		164	164,073

			208,038

Transportation - Services – 0.3%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		200	198,626
United Rentals North America, Inc. 3.875%, 11/15/2027		183	172,368

			370,994

			10,302,078

Financial Institutions – 6.5%
Banking – 5.9%
AIB Group PLC 4.263%, 04/10/2025(a)		200	199,522
6.608%, 09/13/2029(a)		102	105,739
Ally Financial, Inc. 6.848%, 01/03/2030		167	170,681
8.00%, 11/01/2031		44	48,333
Series B 4.70%, 05/15/2026(l)		164	140,728
Banco Santander SA 6.921%, 08/08/2033		400	415,560
Bank of America Corp. Series U 8.738% (CME Term SOFR 3 Month + 3.40%), 04/01/2024(k) (l)		75	75,350
Barclays PLC 6.125%, 12/15/2025(l)		400	380,908

	Principal Amount (000)		U.S. $ Value

BNP Paribas SA 4.625%, 02/25/2031(a) (l)	U.S.$	454	$362,569
CaixaBank SA 6.84%, 09/13/2034(a)		245	257,554
Capital One Financial Corp. 6.051%, 02/01/2035		82	82,731
7.624%, 10/30/2031		126	137,892
Citigroup, Inc. 5.827%, 02/13/2035		211	206,398
Series AA 7.625%, 11/15/2028(l)		60	61,811
Series W 4.00%, 12/10/2025(l)		18	17,023
Series Y 4.15%, 11/15/2026(l)		46	41,921
Deutsche Bank AG/New York NY 7.079%, 02/10/2034		200	199,640
Goldman Sachs Group, Inc. (The) 2.65%, 10/21/2032		17	14,020
Series P 8.437% (CME Term SOFR 3 Month + 3.14%), 04/01/2024(k) (l)		85	84,928
HSBC Holdings PLC 4.762%, 03/29/2033		203	186,238
5.546%, 03/04/2030		200	199,836
8.113%, 11/03/2033		200	225,204
Intesa Sanpaolo SpA 7.20%, 11/28/2033(a)		200	209,368
JPMorgan Chase & Co. 2.963%, 01/25/2033		36	30,397
Series Q 8.818% (CME Term SOFR 3 Month + 3.51%), 05/01/2024(k) (l)		115	115,611
Series R 8.868% (CME Term SOFR 3 Month + 3.56%), 05/01/2024(k) (l)		9	9,057
Lloyds Banking Group PLC 6.00%, 06/07/2032(l)	GBP	8	9,479
7.50%, 09/27/2025(l)	U.S.$	219	215,741
7.953%, 11/15/2033		200	222,960
Morgan Stanley 5.424%, 07/21/2034		31	30,849
Natwest Group PLC 6.475%, 06/01/2034		223	223,049
PNC Financial Services Group, Inc. (The) Series R 8.643% (CME Term SOFR 3 Month + 3.30%), 06/01/2024(k) (l)		62	62,077
Santander Holdings USA, Inc. 6.174%, 01/09/2030 119			118,610
6.499%, 03/09/2029		134	136,084
6.565%, 06/12/2029		35	35,647
7.66%, 11/09/2031		17	18,160
Santander UK Group Holdings PLC 6.833%, 11/21/2026		353	358,196

	Principal Amount (000)		U.S. $ Value

Societe Generale SA 5.519%, 01/19/2028(a)	U.S.$	351	$347,150
Standard Chartered PLC 6.17%, 01/09/2027(a)		289	291,133
Truist Financial Corp. Series L 8.748% (CME Term SOFR 3 Month + 3.36%), 12/15/2024(k) (l)		63	63,155
UBS Group AG 6.373%, 07/15/2026(a)		250	251,750
9.25%, 11/13/2028(a) (l)		355	379,183
UniCredit SpA 1.982%, 06/03/2027(a)		230	211,048
Wells Fargo & Co. 7.625%, 09/15/2028(l)		9	9,499
Series BB 3.90%, 03/15/2026(l)		111	104,229

			7,067,018

Finance – 0.3%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)		50	46,665
Aircastle Ltd. 2.85%, 01/26/2028(a)		2	1,779
5.25%, 06/15/2026(a) (l)		31	28,862
5.95%, 02/15/2029(a)		57	56,350
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		2	1,859
1.95%, 09/20/2026(a)		147	133,758
3.50%, 11/01/2027(a)		18	16,611
4.125%, 08/01/2025(a)		16	15,548
4.875%, 10/01/2025(a)		6	5,878
6.375%, 07/15/2030(a)		59	60,207

			367,517

Insurance – 0.2%
ACE Capital Trust II 9.70%, 04/01/2030		20	23,493
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		55	56,517
Prudential Financial, Inc. 5.20%, 03/15/2044		20	19,995
Sagicor Financial Co., Ltd. 5.30%, 05/13/2028(a)		200	190,812

			290,817

REITs – 0.1%
Newmark Group, Inc. 7.50%, 01/12/2029(a)		53	53,887

	Principal Amount (000)		U.S. $ Value

VICI Properties LP/VICI Note Co., Inc. 5.625%, 05/01/2024(a)	U.S.$	93	$92,904

			146,791

			7,872,143

Utility – 0.2%
Electric – 0.2%
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		80	77,953
NRG Energy, Inc. 7.00%, 03/15/2033(a)		55	57,294
Pacific Gas and Electric Co. 5.55%, 05/15/2029		69	69,137
Vistra Operations Co., LLC 6.95%, 10/15/2033(a)		71	74,041

			278,425

Total Corporates - Investment Grade (cost $18,240,664)			18,452,646

EMERGING MARKETS - CORPORATE BONDS – 2.2%
Industrial – 2.1%
Basic – 0.6%
Consolidated Energy Finance SA 5.625%, 10/15/2028(a)		473	383,863
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		91	85,266
First Quantum Minerals Ltd. 9.375%, 03/01/2029(a)		201	208,415

			677,544

Communications - Telecommunications – 0.1%
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		180	172,314

Consumer Cyclical - Other – 1.1%
Allwyn Entertainment Financing UK PLC 8.026% (EURIBOR 3 Month + 4.12%), 02/15/2028(a) (k)	EUR	113	123,200
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	236	213,401
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		221	208,362
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		200	199,412
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		209	205,865
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		390	351,487

			1,301,727

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. Zero Coupon, 06/25/2023(b) (c) (d) (e)	ZAR	1	$0
3.00%, 12/31/2022(b) (c) (d) (e) (g)	U.S.$	15	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b) (c) (d) (e) (g)		3	0

			0

Consumer Non-Cyclical – 0.2%
Teva Pharmaceutical Finance Netherlands III BV 7.875%, 09/15/2029		200	212,906
Tonon Luxembourg SA 6.50%, 10/31/2024(d) (g) (m)		2	0
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b) (c) (d) (e) (g)		96	10

			212,916

Technology – 0.1%
CA Magnum Holdings 5.375%, 10/31/2026(a)		200	191,238

			2,555,739

Utility – 0.1%
Electric – 0.1%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		28	27,722

Total Emerging Markets - Corporate Bonds (cost $2,686,429)			2,583,461

BANK LOANS – 0.7%
Industrial – 0.6%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 9.860% (SOFR 3 Month + 4.25%), 05/17/2028(n)		97	86,357

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 10.092% (SOFR 3 Month + 4.50%), 10/28/2027(n)		37	36,737
Clear Channel Outdoor Holdings, Inc. 9.074% (SOFR 3 Month + 3.50%), 08/21/2026(n)		12	11,479
DirecTV Financing LLC 10.830% (SOFR 3 Month + 5.25%), 08/02/2029(n)		48	47,715
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 8.441% (SOFR 1 Month + 3.00%), 05/01/2026(n)		18	15,591

			111,522

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 10.067% (SOFR 3 Month + 4.75%), 01/30/2031(e) (n)	U.S.$	50	$50,188
Proofpoint, Inc. 11.691% (SOFR 1 Month + 6.25%), 08/31/2029(n)		120	119,700

			169,888

Consumer Non-Cyclical – 0.1%
Gainwell Acquisition Corp. 9.448% (SOFR 3 Month + 4.00%), 10/01/2027(e) (n)		39	36,860
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 10.748% (SOFR 3 Month + 5.25%), 12/15/2027(n)		88	87,484

			124,344

Other Industrial – 0.1%
American Tire Distributors, Inc. 11.826% (SOFR 3 Month + 6.25%), 10/20/2028(n)		81	70,949

Technology – 0.1%
Ascend Learning LLC 11.176% (SOFR 1 Month + 5.75%), 12/10/2029(n)		50	48,000
FINThrive Software Intermediate Holdings, Inc. 12.191% (SOFR 1 Month + 6.75%), 12/17/2029(n)		50	30,650
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(d) (e) (m) (n)		115	1,008
Veritas US, Inc. 10.441% (SOFR 1 Month + 5.00%), 09/01/2025(n)		82	75,650

			155,308

			718,368

Financial Institutions – 0.1%
Insurance – 0.1%
Asurion LLC 9.676% (SOFR 1 Month + 4.25%), 08/19/2028(n)		159	157,758

Total Bank Loans (cost $1,025,644)			876,126

Company	Shares	U.S. $ Value

COMMON STOCKS – 0.1%
Consumer Staples – 0.1%
Household Products – 0.1%
Southeastern Grocers, Inc. NPV(c) (d) (e)	3,584	$90,496

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(c) (d) (e)	1,009	23,543
Edcon Ltd. Series A(c) (d) (e)	191,574	0
Edcon Ltd. Series B(c) (d) (e)	30,276	0

		23,543

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(d)	151	6,564

		30,107

Communication Services – 0.0%
Media – 0.0%
National CineMedia, Inc.(d)	5,692	23,110

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Industries Ltd.(c) (d) (e)	7	2,191

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Ltd.(c) (d) (e)	21,027	0
CHC Group LLC(c) (d)	468	0

		0

Oil, Gas & Consumable Fuels – 0.0%
Gulfport Energy Corp.(d)	5	710
SandRidge Energy, Inc.	5	65

		775

		775

Materials – 0.0%
Containers & Packaging – 0.0%
Westrock Co.	6	272

Total Common Stocks (cost $296,021)		146,951

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Consumer Cyclical - Automotive – 0.0%
Exide Technologies 0.00%(a) (c) (d) (e)	39	33,657

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%	490	8,913

Company	Shares	U.S. $ Value

Other Industrial – 0.1%
WESCO International, Inc. Series A 10.625%	1,425	$38,618

		81,188

Financial Institutions – 0.0%
Brokerage – 0.0%
Osaic Financial Services, Inc. Series A 8.00%	2,175	33,734

Total Preferred Stocks (cost $90,545)		114,922

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2046(d) (e) (cost $0)	3,442	4,217

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(o) (p) (q) (cost $1,004,231)	1,004,231	1,004,231

Total Investments – 98.6% (cost $120,733,795)(r)		119,013,000
Other assets less liabilities – 1.4%		1,684,418

Net Assets – 100.0%		$120,697,418

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	23	June 2024	$2,540,063	$(359)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	214	USD	230	03/14/2024	$(914)
Bank of America, NA	GBP	83	USD	105	04/19/2024	556
Standard Chartered Bank	EUR	1,424	USD	1,566	03/14/2024	25,250

						$24,892

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 29, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	5.00%	Quarterly	3.38%	USD	686	$50,431	$(518)	$50,949

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 29, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	(3.00)%	Monthly	7.50%	USD	88	$11,125	$8,971	$2,154

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $94,769,704 or 78.5% of net assets.

(b)	Defaulted matured security.
(c)	Fair valued by the Adviser.
(d)	Non-income producing security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 29, 2024.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of February 29, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies 11.00%, 10/31/2024	10/29/2020	$0	$0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	02/05/2020- 05/12/2023	14,181	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	08/16/2023	0	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	36,767	0	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019- 10/31/2021	4,111	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	$96,161	$10	0.00%

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 29, 2024.
(i)	Convertible security.
(j)	Escrow shares.
(k)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 29, 2024.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Defaulted.
(n)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at February 29, 2024.
(o)	Affiliated investments.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,048,566 and gross unrealized depreciation of investments was $(3,691,725), resulting in net unrealized depreciation of $(1,643,159).

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

ZAR – South African Rand

Glossary:

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB High Yield ETF

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$—	$95,828,848	$1,598	(a)	$95,830,446
Corporates - Investment Grade	—	18,452,646	—		18,452,646
Emerging Markets - Corporate Bonds	—	2,583,451	10	(a)	2,583,461
Bank Loans	—	788,070	88,056		876,126
Common Stocks	30,721	—	116,230	(a)	146,951
Preferred Stocks	47,531	33,734	33,657		114,922
Rights	—	—	4,217		4,217
Short-Term Investments	1,004,231	—	—		1,004,231

Total Investments in Securities	1,082,483	117,686,749	243,768	(a)	119,013,000
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	25,806	—		25,806
Centrally Cleared Credit Default Swaps	—	50,431	—		50,431
Credit Default Swaps	—	11,125	—		11,125
Liabilities:
Futures	(359)	—	—		(359)
Forward Currency Exchange Contracts	—	(914)	—		(914)

Total	$1,082,124	$117,773,197	$243,768	(a)	$119,099,089

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,834	$5,548	$6,378	$1,004	$23